Condensed Financial Information of the Company Condensed Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 9,325	¥ 60,846	¥ 177,372
Receivables due from related parties	15	98	4,615
Prepayments and other current assets	2,501	16,319	41,852
Non-current assets:
Total assets	88,664	578,529	910,815
Current liabilities:
Amount due to inter-company entities	84	548
Accrued liabilities and other payables	2,079	13,560	33,308
Total liabilities	29,052	189,560	266,867
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	312,750	2,040,693	2,000,267
Treasury stock (US$ 0.0001 par value; 2,561,468 shares and 15,557,593 shares as of December 31, 2019 and 2020, respectively)	(2,158)	(14,081)	(2,333)
Accumulated deficit	(251,124)	(1,638,581)	(1,358,350)
Accumulated other comprehensive loss	(1,210)	(7,897)	(3,054)
Total 36Kr Holdings Inc.'s shareholders' equity	58,363	380,821	637,209
Total liabilities and shareholders' equity	88,664	578,529	910,815
Class A ordinary shares
Shareholders' equity
Ordinary shares	95	621	613
Class B ordinary shares
Shareholders' equity
Ordinary shares	10	66	66
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	7,435	48,510	159,038
Receivables due from related parties	4	29	28
Prepayments and other current assets	27	181	109
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	53,917	351,816	511,340
Total assets	61,383	400,536	670,515
Current liabilities:
Amount due to inter-company entities	2,261	14,762	15,761
Accrued liabilities and other payables	759	4,953	17,545
Total liabilities	3,020	19,715	33,306
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	312,750	2,040,693	2,000,267
Treasury stock (US$ 0.0001 par value; 2,561,468 shares and 15,557,593 shares as of December 31, 2019 and 2020, respectively)	(2,158)	(14,081)	(2,333)
Accumulated deficit	(251,124)	(1,638,581)	(1,358,350)
Accumulated other comprehensive loss	(1,210)	(7,897)	(3,054)
Total 36Kr Holdings Inc.'s shareholders' equity	58,363	380,821	637,209
Total liabilities and shareholders' equity	61,383	400,536	670,515
Parent company | Reportable legal entities | Class A ordinary shares
Shareholders' equity
Ordinary shares	95	621	613
Parent company | Reportable legal entities | Class B ordinary shares
Shareholders' equity
Ordinary shares	$ 10	¥ 66	¥ 66